Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income tax (benefit) at U.S. federal statutory income tax rate	$ (45,892)	$ (29,381)	$ (16,309)
State and local tax expense	(3,100)	(4,890)	208
Foreign tax rate differential	3,521	2,051	3,619
Branch income	(1,601)	(1,824)	(384)
Non-deductible expenses	35,874	11,807	8,645
Tax credits	(35,354)	(13,233)	(6,173)
Sharing of consolidated tax attributes	0	0	(8,890)
Foreign derived intangibles deduction	3,901	1,790	0
Spin tax	251,819	0	0
Changes in tax law	0	0	(50,033)
Changes in valuation allowance	(9,682)	6,087	5,133
Foreign withholding tax	4,231	3,086	2,701
Other adjustments	374	722	(282)
Total income tax expense (benefit)	$ 199,491	$ (23,717)	$ (60,997)